Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total CHF	Total shareholders' equity CHF	Common shares	Common shares and participation certificates CHF	Additional paid-in capital CHF		Retained earnings CHF	Treasury shares, at cost CHF		Accumulated other comprehensive income CHF	Noncontrolling interests CHF
Balance at Dec. 31, 2010		41,150	29,769		4,400	24,993		11,105	0	[1]	(10,729)	11,381
Balance (in shares) at Dec. 31, 2010				43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(2)	(1)			(1)						(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(803)										(803)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		260										260
Net income/(loss)		2,534	1,561					1,561				973
Total other comprehensive income/(loss), net of tax		(3,098)	(1,977)								(1,977)	(1,121)
Sale of treasury shares		614	614			2			612	[1]
Repurchase of treasury shares		(612)	(612)						(612)	[1]
Share-based compensation, net of tax		(726)	(722)			(722)						(4)
Dividends on share-based compensation, net of tax		(67)	(67)			(67)
Cash dividends paid		(338)	(308)					(308)				(30)
Changes in redeemable noncontrolling interests		(425)	(335)			(335)						(90)
Change in scope of consolidation, net		(310)										(310)
Balance at Jun. 30, 2011		38,177	27,922		4,400	23,870		12,358	0	[1]	(12,706)	10,255
Balance (in shares) at Jun. 30, 2011				43,996,652
Balance at Dec. 31, 2011		38,351	29,403		4,400	24,134		11,824	0	[1]	(10,955)	8,948
Balance (in shares) at Dec. 31, 2011	[2]			43,996,652
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		166	252			252						(86)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3],[4]	(331)										(331)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	131										131
Net income/(loss)		857	569					569				288
Total other comprehensive income/(loss), net of tax		36	(7)								(7)	43
Share-based compensation, net of tax		(211)	(209)			(209)	[5]					(2)
Dividends on share-based compensation, net of tax		(53)	(53)			(53)
Cash dividends paid		(175)	(150)					(150)				(25)
Changes in redeemable noncontrolling interests		(6)	(6)			(6)	[6]
Change in scope of consolidation, net		121										121
Other		(15)	(15)					(15)
Balance at Jun. 30, 2012		38,871	29,784		4,400	24,118		12,228	0	[1]	(10,962)	9,087
Balance (in shares) at Jun. 30, 2012				43,996,652

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	The Bank's total share capital is fully paid and consists of registered shares with a nominal value of CHF 100.00 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Includes a net tax benefit of CHF 15 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Note 23 - Guarantees and commitments" for further information.